Related Party Agreements and Transactions (Summary of Fees Received for Operating Pipelines for Related Parties Included in Other Income - Related Parties) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Other income - related parties	$ 71	$ 40	$ 28
MPC [Member]
Related Party Transaction [Line Items]
Other income - related parties	68	39	27
Centennial Pipeline Llc [Member]
Related Party Transaction [Line Items]
Other income - related parties	1	1	1
Ohio Gathering
Related Party Transaction [Line Items]
Other income - related parties	$ 2	$ 0	$ 0